January 8, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:
American Century Quantitative Equity Funds, Inc. (the "Registrant")
Post-Effective Amendment No. 55 (File No. 33-19589) under the Securities
Act of 1933  (the “1933 Act”), and Amendment No. 57 (File No. 811-5447)
under the Investment Company Act of 1940 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the 1933 Act, the Registrant hereby submits for filing the Amendment to the Registrant’s Registration Statement on Form N-1A.

The principal purposes of this amendment are to: (i) launch one new fund, Strategic Inflation Opportunities Fund, and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please consider this a request for selective review pursuant to Investment Company Act Release No. 13768. This fund has a unique investment strategy, which is discussed in both the Fund Summary and the Objectives, Strategies and Risks sections. However, the other aspects of the fund, such as descriptions of class types, methods for buying and selling shares, tax disclosure and other required disclosure is substantially similar to the prospectuses of the other funds of the Registrant, which were most recently reviewed during the Registrant’s annual prospectus update on November 1, 2009. Accordingly, we ask that you focus your review on the Investment Objective, Fees and Expenses, Principal Investments, Principal Risks and Performance and Objectives, Strategies and Risks sections of the prospectus.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-4414.

Sincerely,

 /s/ Ryan Blaine
Ryan Blaine
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com